Debt Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instruments At Amortized Cost [Abstract]
Summary of Debt Instruments at Amortized Cost

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Retail Treasury Bonds	440	400
BDO Asean Bonds	100	—
Fixed Rate Treasury Notes, or FXTN	56	—
Time deposits	—	207
	596	607
Less: Current portion of debt instrument at amortized cost (Note 28)	—	207
Noncurrent portion of debt instrument at amortized cost (Note 28)	596	400